October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniYield Fund, Inc. (MYD)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 8.6%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$4,665	$ 5,024,627
Series A, 5.25%, 05/01/55	2,495	2,738,092
Series A, 5.25%, 05/01/56	2,345	2,443,439
Series C, 5.50%, 10/01/54	10,500	11,653,308
Series F, 5.50%, 11/01/53	830	877,194
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	1,100	1,146,609
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	1,585	1,781,263
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,300	1,405,155
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	5,525	5,984,238
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	7,015	7,509,661
Series A-1, 5.50%, 01/01/53	1,405	1,522,679
Series B, 5.00%, 01/01/54	1,230	1,311,465
Series B, 5.25%, 03/01/55	1,945	2,094,815
		45,492,545
Arizona — 4.3%
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	1,665	1,789,617
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	190	163,957
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	3,575	3,446,565
Industrial Development Authority of the County of Pima, RB, S/F Housing, Series C, (GNMA), 6.00%, 07/01/55	3,310	3,660,663
Salt Verde Financial Corp., RB
5.00%, 12/01/32	7,365	8,073,867
5.00%, 12/01/37	5,000	5,471,126
		22,605,795
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	895	913,495
California — 3.5%
California Community Choice Financing Authority, RB, Class B, Sustainability Bonds, 5.00%, 03/01/56(a)	1,980	2,173,344
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	785	778,911
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	2,590	2,072,000
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	1,650	1,650,053
California Statewide Financing Authority, RB, Series A, 6.00%, 05/01/43	3,285	3,353,748
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/47	2,415	2,482,207
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	2,305	2,479,675
Security	Par (000)	Value
California (continued)
Hartnell Community College District, GO, Sustainability Bonds, 4.00%, 07/01/53	$3,745	$ 3,559,501
State of California, GO, (AMBAC), 5.00%, 04/01/31	10	10,016
		18,559,455
Colorado — 0.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	870	939,320
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	355	374,153
5.25%, 11/01/52	745	769,002
Colorado Housing and Finance Authority, RB, M/F Housing, Series A, Class A, Sustainability Bonds, (FNMA), 4.48%, 03/01/44	555	564,122
		2,646,597
Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	720	677,060
Waterbury Housing Authority, RB, M/F Housing, Series A, (FHLMC, HUD SECT 8), 4.50%, 02/01/42	1,685	1,744,559
		2,421,619
Delaware — 0.6%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	3,065	3,020,170
District of Columbia — 10.1%
District of Columbia Housing Finance Agency, RB, M/F Housing
Series B-2, 4.10%, 09/01/39	7,575	7,505,358
Series A, Sustainability Bonds, (FNMA), 4.88%, 09/01/45	1,280	1,349,555
District of Columbia Water & Sewer Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	1,875	1,892,021
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	1,985	2,107,880
District of Columbia, TA, 5.13%, 06/01/41	3,490	3,492,351
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/55	2,445	2,634,038
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/31(c)	8,350	6,946,085
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/32(c)	15,000	12,033,677
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/33(c)	13,410	10,338,134
Series B, Subordinate, 4.00%, 10/01/49	3,780	3,367,086
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/45	1,965	2,074,976
		53,741,161
Florida — 6.7%
City of Miami Florida, RB, Series A, 5.00%, 03/01/48	3,200	3,316,728
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/44	1,740	1,774,884
County of Broward Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	445	434,250
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Series A, 4.13%, 10/01/50	6,390	5,929,717
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	6,635	6,778,790

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., Refunding RB
AMT, (AGM), 5.00%, 07/01/44	$3,815	$ 3,798,163
AMT, (AGM), 5.25%, 07/01/47	900	895,363
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 4.55%, 01/01/49	3,070	3,075,771
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/51	2,500	2,628,224
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49	825	880,519
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	430	453,711
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	3,105	3,147,729
Two Lakes Community Development District, SAB, 5.00%, 05/01/55	960	965,437
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	1,420	1,461,098
		35,540,384
Georgia — 2.6%
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB, 5.00%, 10/01/48	2,490	2,594,811
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	1,105	974,881
Main Street Natural Gas, Inc., RB, Series B, 5.00%, 12/01/52(a)	7,800	8,192,901
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	1,655	1,782,249
		13,544,842
Idaho — 2.1%
Idaho Health Facilities Authority, Refunding RB, 4.38%, 03/01/53	865	827,839
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	10,000	10,144,875
		10,972,714
Illinois — 8.1%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,115	1,053,009
Series A, 6.25%, 12/01/50	2,375	2,482,716
Series C, 5.25%, 12/01/35	1,050	1,049,981
Series D, 5.00%, 12/01/46	4,040	3,665,818
Series H, 5.00%, 12/01/36	1,460	1,452,082
Chicago Board of Education, Refunding GO
Series B, 12/01/43(d)	625	651,509
Series G, 5.00%, 12/01/34	455	455,011
Chicago O’Hare International Airport, ARB, Class A, AMT, Senior Lien, 4.63%, 01/01/53	2,740	2,674,338
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.50%, 11/01/62	5,430	5,765,280
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(e)	85	86,485
Series C, 4.00%, 02/15/41	10	9,738
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	3,095	3,149,781
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	1,835	1,826,926
Security	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB(c)
Series B, (AGM), 0.00%, 06/15/44	$10,925	$ 4,682,636
Series B, (AGM), 0.00%, 06/15/47	27,225	9,896,976
State of Illinois, GO
Series B, 5.25%, 05/01/44	2,375	2,512,146
Series F, 5.25%, 09/01/48	1,440	1,497,468
		42,911,900
Indiana — 0.4%
Indiana Finance Authority, Refunding RB
Series C, 5.25%, 10/01/46	1,400	1,510,424
Series C, 5.25%, 10/01/47	485	521,830
		2,032,254
Iowa — 1.3%
Iowa Finance Authority, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 07/01/49	2,230	2,246,873
Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.40%, 07/01/44	4,460	4,493,400
		6,740,273
Kentucky — 1.8%
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43	2,485	2,817,555
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	3,000	3,131,956
University of Kentucky, RB, Class A, 5.00%, 04/01/55	3,510	3,619,234
		9,568,745
Louisiana — 2.6%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	4,100	4,095,659
AMT, 5.75%, 09/01/64	2,600	2,695,916
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.25%, 07/01/53	2,755	2,863,460
Port New Orleans Board of Commissioners, ARB, Series E, AMT, 5.00%, 04/01/44	4,315	4,383,388
		14,038,423
Maryland — 0.5%
Maryland Community Development Administration, RB, M/F Housing, Series D-1, Sustainability Bonds, (FNMA), 4.35%, 02/01/44	2,475	2,445,231
Massachusetts — 3.8%
Commonwealth of Massachusetts Transportation Fund Revenue, RB
Series B, 5.00%, 06/01/50	5,000	5,238,645
Series B, 5.00%, 06/01/52	2,835	2,946,581
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/50	2,740	2,868,871
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A-1, 5.25%, 07/01/29	3,250	3,572,681
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	3,000	2,918,708
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	2,325	2,371,174
		19,916,660
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan — 2.0%
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	$5,980	$ 6,266,504
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,255	2,257,444
State of Michigan Trunk Line Revenue, RB, 5.25%, 11/15/49	1,855	1,986,913
		10,510,861
Minnesota — 1.0%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,160	2,016,880
Series A, 5.25%, 02/15/58	3,125	3,143,169
		5,160,049
Mississippi — 0.2%
Mississippi Home Corp., RB, Series 2025-06FN, Class PT, 4.55%, 04/01/42	880	907,069
Missouri — 3.4%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 02/15/49	5,555	4,986,325
Series A, 4.25%, 04/01/55	3,000	2,836,643
Series C, 5.00%, 11/15/42	5,470	5,558,292
Kansas City Industrial Development Authority, ARB
Class B, AMT, (AGM), 5.00%, 03/01/49	1,335	1,342,249
Class B, AMT, (AGM), 5.00%, 03/01/55	1,345	1,348,467
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FNMA), 4.39%, 09/01/42	1,569	1,593,905
Missouri Housing Development Commission, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	315	312,330
		17,978,211
Nebraska — 1.0%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	5,000	5,314,441
New Hampshire — 3.1%
National Finance Authority Affordable Housing Certificates, RB, Series 2024-1, Class A, 4.15%, 10/20/40	359	358,398
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.09%, 01/20/41(a)	791	788,011
Series A, Sustainability Bonds, 5.50%, 06/01/55	6,275	6,601,107
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	1,215	1,268,412
Series 2025, Subordinate, 5.15%, 09/28/37	1,875	1,896,605
Series 2, Sustainability Bonds, 4.25%, 07/20/41	3,093	3,083,577
Series 2, Class 3-A, Sustainability Bonds, 0.00%, 10/01/51(a)	2,352	2,315,231
		16,311,341
New Jersey — 7.3%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	3,565	3,767,543
Series B, 6.50%, 04/01/31	1,495	1,504,972
Series EEE, 5.00%, 06/15/48	12,340	12,567,086
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series 1-B, AMT, 4.50%, 12/01/45	670	687,133
Series B, AMT, 4.00%, 12/01/41	1,790	1,777,944
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,595	2,574,582
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(e)	$845	$ 907,871
Series C, (AMBAC), 0.00%, 12/15/35(c)	7,395	5,210,064
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	2,365	2,543,175
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	2,435	2,408,768
Sub-Series B, 5.00%, 06/01/46	4,985	4,853,585
		38,802,723
New York — 14.4%
City of New York, GO, Series G-1, 5.25%, 02/01/53	440	468,877
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,070	3,361,340
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	3,335	3,345,693
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	1,085	1,103,270
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,605	1,651,602
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	3,335	3,034,113
New York City Municipal Water Finance Authority, RB, Series BB, 5.25%, 06/15/55	545	583,545
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	10,125	9,862,415
Series DD, 4.13%, 06/15/47	1,255	1,219,408
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 5.25%, 05/01/52	1,780	1,903,942
Series B, Subordinate, 5.00%, 05/01/46	2,480	2,607,448
Series F-1, Subordinate, 4.00%, 02/01/51	6,800	6,305,131
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,144	3,025,287
New York Liberty Development Corp., Refunding RB, Class 2, 5.38%, 11/15/40(b)	1,760	1,760,324
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	2,765	2,554,793
New York State Dormitory Authority, RB, Series A, 4.00%, 03/15/47	1,575	1,475,190
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	2,270	2,183,955
Series A, 4.00%, 03/15/54	1,870	1,728,809
Series A-1, 5.00%, 03/15/45	5,610	5,938,244
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	965	1,013,292
Series A, AMT, 5.00%, 07/01/46	1,525	1,518,348
AMT, Sustainability Bonds, (AGM), 6.00%, 06/30/60	2,225	2,405,011
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	2,230	2,332,744
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,445	1,470,983
AMT, Sustainability Bonds, 5.38%, 06/30/60	5,590	5,616,949
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	890	908,946
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.25%, 05/15/52	1,625	1,716,044
Series A, 4.25%, 05/15/58	3,275	3,140,166
Triborough Bridge & Tunnel Authority, RB, Series A-1, 4.00%, 11/15/54	2,490	2,292,178
		76,528,047

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
North Carolina — 0.0%
North Carolina Medical Care Commission, RB, Series A, 5.13%, 10/01/54	$195	$ 196,408
North Dakota — 0.3%
North Dakota Housing Finance Agency, RB, S/F Housing
Series A, Sustainability Bonds, 4.70%, 07/01/49	480	484,464
Series C, Sustainability Bonds, 6.25%, 01/01/55	965	1,076,272
		1,560,736
Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,015	2,526,688
County of Cuyahoga Ohio, Refunding RB, 5.00%, 02/15/42	3,175	3,176,454
County of Franklin Ohio, RB
Series A, 4.00%, 12/01/44	1,060	1,001,700
Series A, 5.00%, 12/01/47	840	846,181
County of Hamilton Ohio, RB
Series A, 5.00%, 08/15/42	4,350	4,398,314
Series CC, 5.00%, 11/15/49	1,130	1,227,952
		13,177,289
Oklahoma — 1.4%
Oklahoma Municipal Power Authority, Refunding RB, Series A, (AGM), 5.25%, 01/01/56	2,490	2,651,567
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	3,140	3,348,768
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/35	1,075	1,239,689
		7,240,024
Oregon — 1.4%
Port of Portland Oregon Airport Revenue, Refunding ARB, series 29, AMT, Sustainability Bonds, 5.50%, 07/01/53	3,295	3,483,753
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series K1, (FNMA), 4.33%, 11/01/43	4,110	4,146,560
		7,630,313
Pennsylvania — 6.4%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.50%, 01/01/48	6,750	7,119,113
Series A, AMT, (AGM-CR), 4.00%, 01/01/56	1,275	1,110,906
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	1,950	1,963,031
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	1,115	985,104
5.00%, 09/01/48	740	750,640
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	1,765	1,769,328
AMT, 5.50%, 06/30/38	600	647,770
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,210	3,211,857
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGM), 5.00%, 11/01/51	1,935	1,999,542
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, RB, Series 2024-26FN, Class PT, 4.63%, 02/01/42	$3,200	$ 3,337,219
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	7,735	7,769,756
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	3,105	3,218,873
		33,883,139
Puerto Rico — 5.7%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	2,931	3,130,190
Series A-1, Restructured, 5.75%, 07/01/31	2,646	2,933,568
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,308	2,182,219
Series A-1, Restructured, 5.00%, 07/01/58	13,670	13,276,860
Series A-2, Restructured, 4.78%, 07/01/58	6,236	5,864,312
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	8,062	2,805,838
		30,192,987
Rhode Island — 0.3%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(f)(g)	4,155	1,620,450
South Carolina — 1.5%
South Carolina Jobs-Economic Development Authority, RB
Series A, 5.50%, 11/01/48	1,715	1,836,691
Series A, 5.50%, 11/01/50	955	1,017,981
South Carolina Jobs-Economic Development Authority, Refunding RB, 4.00%, 12/01/44	3,835	3,605,283
South Carolina Public Service Authority, Refunding RB, Series B, (AGM), 5.00%, 12/01/54	1,580	1,647,167
		8,107,122
Tennessee — 3.5%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/54	860	909,115
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 5.25%, 10/01/58	4,030	3,897,160
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	1,375	1,464,698
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	4,190	4,519,651
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	7,270	7,533,559
		18,324,183
Texas — 13.7%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	885	442,500
7.88%, 11/01/62	755	453,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Bexar Management And Development Corp., RB, M/F Housing, (FNMA), 4.61%, 07/01/44	$4,100	$ 4,221,214
Canutillo Independent School District, GO, Series A, (PSF), 4.00%, 02/15/49	2,850	2,666,811
City of Austin Texas Airport System Revenue, ARB, Series A, 5.00%, 11/15/41	3,250	3,278,474
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	1,410	1,486,789
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/39	1,600	1,724,652
City of Houston Texas Airport System Revenue, Refunding ARB
Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	3,580	3,744,090
Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	3,190	3,403,279
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	1,450	1,450,009
City of Houston Texas, GOL
Series A, 5.25%, 03/01/49	850	910,361
Series A, 4.13%, 03/01/51	3,125	2,898,979
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.00%, 02/01/47	3,415	3,447,210
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 4.00%, 08/15/49	1,410	1,324,648
Series A, 1st Lien, 4.00%, 08/15/54	1,010	929,399
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	560	555,364
Crowley Independent School District, GO, (PSF), 4.25%, 02/01/53	190	184,626
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	1,315	1,238,208
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 6.38%, 01/01/33	40	40,080
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class A, 4.13%, 07/01/52	1,465	1,350,532
Hidalgo County Regional Mobility Authority, RB, CAB, Series A, 0.00%, 12/01/42(c)	2,500	1,105,689
Lower Colorado River Authority, Refunding RB, (AGM), 5.00%, 05/15/49	5,445	5,683,257
Marshall Independent School District, GO, (PSF), 4.00%, 02/15/45	620	605,127
Mesquite Housing Finance Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FNMA), 4.53%, 02/01/44	5,100	5,183,235
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.50%, 08/15/49	3,255	3,571,881
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(c)(e)	4,110	2,205,140
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	6,205	6,265,153
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	1,510	1,613,187
Plano Independent School District, GO, 5.00%, 02/15/42	1,540	1,631,625
San Antonio Housing Trust Public Facility Corp., RB, Series 2024-11FN, Class PT, 4.45%, 04/01/43	710	719,519
San Antonio Housing Trust Public Facility Corp., RB, M/F Housing, Series A, (FNMA), 4.43%, 04/01/43	1,015	1,025,040
Security	Par (000)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	$575	$ 568,960
Tarrant County Hospital District, GOL, 4.25%, 08/15/53	3,055	2,857,723
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.13%, 01/01/54	960	1,000,330
Texas State University System, Refunding RB, 4.00%, 03/15/49	2,990	2,742,591
		72,528,682
Utah — 0.7%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	310	313,141
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.50%, 07/01/55	1,440	1,535,121
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	1,420	1,529,614
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	505	543,575
		3,921,451
Virginia — 1.7%
Fairfax County Industrial Development Authority, RB, 4.13%, 05/15/54	2,825	2,602,435
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	4,950	4,602,126
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	1,460	1,520,010
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	145	146,021
Series E-2, 4.55%, 10/01/49	405	405,821
		9,276,413
Washington — 0.6%
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	1,815	1,875,290
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	420	446,044
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.08%, 03/01/50(a)	800	782,153
		3,103,487
Wisconsin — 2.6%
Public Finance Authority, RB, AMT, 6.50%, 12/31/65	4,305	4,728,131
Wisconsin Health & Educational Facilities Authority, RB
Class A, 5.50%, 02/15/54	3,145	3,323,809
Series A, 5.75%, 08/15/54	460	473,359
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	700	717,218
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 09/01/50	4,465	4,512,323
		13,754,840
Total Municipal Bonds — 132.8% (Cost: $679,602,851)		703,142,529

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Alabama — 1.9%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.25%, 01/01/54(a)	$9,350	$ 9,929,343
District of Columbia — 1.9%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, 5.50%, 07/15/60	9,060	9,848,634
Florida — 7.5%
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	10,000	10,508,227
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/50	7,540	7,915,505
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/50	10,000	10,385,990
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54	10,170	10,868,638
		39,678,360
Illinois — 2.0%
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.50%, 01/01/59(i)	10,000	10,562,196
Maryland — 0.9%
Maryland Stadium Authority, RB, 5.00%, 06/01/54	4,776	4,968,387
Nebraska — 2.3%
Omaha Public Power District, RB, Series A, 5.00%, 02/01/46	11,970	12,344,830
New Jersey — 1.8%
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/55	9,140	9,474,026
New York — 6.4%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	10,000	10,427,966
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	12,550	12,747,910
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, 5.25%, 02/01/53(i)	10,000	10,585,517
		33,761,393
Ohio — 2.0%
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/55(i)	10,000	10,579,496
Texas — 3.6%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50(i)	5,278	5,728,550
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.25%, 05/15/48	6,340	6,741,547
Terrell Independent School District, GO, (PSF), 5.25%, 08/01/55(i)	6,260	6,720,351
		19,190,448
Security	Par (000)	Value
Washington — 4.7%
Port of Seattle Washington, ARB, series B, AMT, Intermediate Lien, 5.50%, 10/01/50	$5,536	$ 5,978,058
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	8,040	8,467,526
State of Washington, GO, Series 2024-A, 5.00%, 08/01/48	10,000	10,535,937
		24,981,521
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.0% (Cost: $180,557,196)		185,318,634
Total Long-Term Investments — 167.8% (Cost: $860,160,047)		888,461,163

	Shares
Short-Term Securities
	Money Market Funds — 1.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(j)(k)	8,529,127	8,529,980
	Total Short-Term Securities — 1.6% (Cost: $8,529,807)	8,529,980
	Total Investments — 169.4% (Cost: $868,689,854)	896,991,143
	Other Assets Less Liabilities — 1.8%	9,798,978
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.8)%	(125,970,720)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.4)%	(251,170,615)
	Net Assets Applicable to Common Shares — 100.0%	$ 529,648,786

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 1, 2031 to August 1, 2033, is $31,866,319.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Fund, Inc. (MYD)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 8,037,512	$ 492,468 (a)	$ —	$ —	$ —	$ 8,529,980	8,529,127	$ 66,403	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 703,142,529	$ —	$ 703,142,529
Municipal Bonds Transferred to Tender Option Bond Trusts	—	185,318,634	—	185,318,634
Short-Term Securities
Money Market Funds	8,529,980	—	—	8,529,980
	$8,529,980	$888,461,163	$—	$896,991,143
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(125,395,033)	$—	$(125,395,033)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)
	$—	$(376,795,033)	$—	$(376,795,033)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
Portfolio Abbreviation (continued)
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Fund, Inc. (MYD)

Portfolio Abbreviation (continued)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
TA	Tax Allocation
Schedule of Investments